UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-21423

The Gabelli Dividend & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Dividend & Income Trust

Semiannual Report — June 30, 2013

Portfolio Management Team

To Our Shareholders,

For the six months ended June 30, 2013, the net asset value (“NAV”) total return of The Gabelli Dividend & Income Trust (the “Fund”) was 16.8%, compared with a total return of 13.4% for the Standard & Poor’s (“S&P”) 500 Index. The total return for the Fund’s publicly traded shares was 22.5%. The Fund’s NAV per share was $21.20, while the price of the publicly traded shares closed at $19.31 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2013.

Comparative Results

	Average Annual Returns through June 30, 2013 (a) (Unaudited)				Since
	Year to Date	1 Year	3 Year	5 Year	Inception (11/28/03)
Gabelli Dividend & Income Trust
NAV Total Return (b)	16.83%	26.06%	20.70%	6.76%	7.52%
Investment Total Return (c)	22.46	31.56	24.12	9.24	6.87
S&P 500 Index	13.39	20.60	18.45	7.01	6.62
Dow Jones Industrial Average	13.14	18.82	18.16	8.61	7.21(d)
Nasdaq Composite Index	13.41	17.87	18.78	9.47	7.09
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.
(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
(d)	From November 30, 2003, the date closest to the Fund’s inception for which data is available.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2013:

The Gabelli Dividend & Income Trust

Financial Services	14.0%
Food and Beverage	12.1%
Energy and Utilities: Oil	8.8%
Health Care	6.1%
U.S. Government Obligations	5.2%
Telecommunications	5.0%
Energy and Utilities: Integrated	4.6%
Diversified Industrial	4.5%
Retail	4.0%
Energy and Utilities: Natural Gas	3.5%
Consumer Products	3.2%
Energy and Utilities: Electric	2.9%
Energy and Utilities: Services	2.6%
Aerospace	2.6%
Cable and Satellite	2.1%
Specialty Chemicals	1.7%
Entertainment	1.5%
Automotive: Parts and Accessories	1.5%
Equipment and Supplies	1.4%
Metals and Mining	1.3%
Computer Software and Services	1.1%

Electronics	1.1%
Business Services	1.0%
Environmental Services	1.0%
Automotive	1.0%
Machinery	1.0%
Energy and Utilities: Water	0.7%
Paper and Forest Products	0.7%
Transportation	0.6%
Hotels and Gaming	0.6%
Wireless Communications	0.5%
Computer Hardware	0.4%
Consumer Services	0.4%
Energy and Utilities	0.4%
Communications Equipment	0.2%
Building and Construction	0.2%
Publishing	0.2%
Agriculture	0.2%
Broadcasting	0.1%
Real Estate	0.0%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Dividend & Income Trust

Schedule of Investments — June 30, 2013 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 93.6%
	Aerospace — 2.4%
138,000	Exelis Inc.	$1,567,813	$1,903,020
32,000	Kaman Corp.	594,408	1,105,920
110,000	Rockwell Automation Inc.	4,842,134	9,145,400
1,344,000	Rolls-Royce Holdings plc	10,073,258	23,180,875
159,936,000	Rolls-Royce Holdings plc, Cl. C†(a)	244,472	243,256
181,000	The Boeing Co.	11,525,823	18,541,640

		28,847,908	54,120,111

	Agriculture — 0.2%
100,000	Archer Daniels Midland Co.	2,706,857	3,391,000

	Automotive — 1.0%
350,000	Ford Motor Co.	4,936,040	5,414,500
122,000	General Motors Co.†	3,430,445	4,063,820
289,000	Navistar International Corp.†	7,154,731	8,022,640
83,000	PACCAR Inc.	3,661,107	4,453,780

		19,182,323	21,954,740

	Automotive: Parts and Accessories — 1.5%
398,000	Genuine Parts Co.	14,222,279	31,071,860
88,000	Johnson Controls Inc.	2,725,426	3,149,520

		16,947,705	34,221,380

	Broadcasting — 0.1%
4,000	CBS Corp., Cl. B, Non-Voting	159,380	195,480
8,000	Liberty Media Corp., Cl. A†	826,886	1,014,080

		986,266	1,209,560

	Building and Construction — 0.2%
80,000	Fortune Brands Home & Security Inc.	692,281	3,099,200
113,036	Layne Christensen Co.†	2,606,130	2,205,332

		3,298,411	5,304,532

	Business Services — 1.0%
110,000	ACCO Brands Corp.†	825,921	699,600
145,000	Diebold Inc.	4,965,348	4,885,050
94,175	Fly Leasing Ltd., ADR	1,174,442	1,586,849
58,172	Intermec Inc.†	317,245	571,831
54,000	Macquarie Infrastructure Co. LLC	2,431,548	2,886,300
19,000	MasterCard Inc., Cl. A	2,933,685	10,915,500
31,000	The Brink’s Co.	794,559	790,810
25,000	Thomson Reuters Corp.	744,543	814,250

		14,187,291	23,150,190

	Cable and Satellite — 2.1%
70,000	AMC Networks Inc., Cl. A†	1,844,293	4,578,700
451,019	Cablevision Systems Corp., Cl. A	6,704,341	7,586,140
15,000	Cogeco Inc.	296,908	599,030
67,000	Comcast Corp., Cl. A, Special	2,114,590	2,657,890

Shares		Cost	Market Value

100,000	DIRECTV†	$5,021,950	$6,162,000
200,000	DISH Network Corp., Cl. A	4,326,624	8,504,000
53,000	EchoStar Corp., Cl. A†	1,372,506	2,072,830
35,000	Intelsat SA†	635,137	700,000
46,032	Liberty Global plc, Cl. A†	1,110,794	3,410,051
50,771	Liberty Global plc, Cl. C†	1,863,792	3,446,843
168,000	Rogers Communications Inc., Cl. B	3,234,734	6,585,600
11,500	Time Warner Cable Inc.	971,816	1,293,520

		29,497,485	47,596,604

	Communications Equipment — 0.2%
384,000	Corning Inc.	4,703,885	5,464,320

	Computer Hardware — 0.4%
23,500	Apple Inc.	10,937,073	9,307,880
10,000	SanDisk Corp.†	71,881	611,000

		11,008,954	9,918,880

	Computer Software and Services — 1.1%
25,000	Blucora Inc.†	371,605	463,500
55,000	EarthLink Inc.	381,852	341,550
4,000	eBay Inc.†	121,970	206,880
10,000	Google Inc., Cl. A†	5,312,593	8,803,700
10,000	Internap Network Services Corp.†	81,675	82,700
50,000	MedAssets Inc.†	981,275	887,000
245,000	Microsoft Corp.	6,684,187	8,459,850
25,000	RealD Inc.†	249,233	347,500
192,000	Yahoo! Inc.†	3,117,583	4,821,120

		17,301,973	24,413,800

	Consumer Products — 3.2%
15,000	Altria Group Inc.	321,235	524,850
321,600	Avon Products Inc.	6,728,740	6,763,248
40,000	Coty Inc., Cl. A†	692,611	687,200
40,000	Hanesbrands Inc.	842,292	2,056,800
85,000	Harman International Industries Inc.	3,457,219	4,607,000
57,000	Kimberly-Clark Corp.	3,402,265	5,536,980
32,000	Philip Morris International Inc.	1,586,367	2,771,840
855,000	Swedish Match AB	11,203,069	30,356,765
140,000	The Procter & Gamble Co.	7,718,059	10,778,600
75,000	Tupperware Brands Corp.	3,987,543	5,826,750

		39,939,400	69,910,033

	Consumer Services — 0.4%
55,000	Liberty Interactive Corp., Cl. A†	995,334	1,265,550
3,500	Liberty Ventures, Cl. A†	145,949	297,535
195,500	The ADT Corp.	6,094,716	7,790,675

		7,235,999	9,353,760

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Diversified Industrial — 4.1%
92,000	Bouygues SA	$3,213,947	$2,348,320
93,000	Eaton Corp. plc	4,827,221	6,120,330
125,000	Gardner Denver Inc.	9,366,948	9,397,500
842,000	General Electric Co.	17,726,009	19,525,980
347,000	Honeywell International Inc.	13,573,672	27,530,980
56,000	ITT Corp.	1,056,566	1,646,960
3,000	Mohawk Industries Inc.†	195,005	337,470
71,000	Owens-Illinois Inc.†	2,501,116	1,973,090
38,000	Pentair Ltd.	1,229,684	2,192,220
5,500	Sulzer AG	543,213	879,837
20,000	Texas Industries Inc.†	650,664	1,302,800
252,000	Textron Inc.	1,826,603	6,564,600
337,000	Tyco International Ltd.	7,513,000	11,104,150

		64,223,648	90,924,237

	Electronics — 1.1%
48,000	Emerson Electric Co.	2,380,727	2,617,920
559,900	Intel Corp.	11,531,930	13,560,778
81,000	TE Connectivity Ltd.	2,799,611	3,688,740
100,000	Texas Instruments Inc.	2,570,320	3,487,000

		19,282,588	23,354,438

	Energy and Utilities: Electric — 2.9%
57,000	ALLETE Inc.	1,857,070	2,841,450
112,000	American Electric Power Co. Inc.	3,536,650	5,015,360
29,000	Edison International	1,008,475	1,396,640
10,000	El Paso Electric Co.	335,184	353,100
180,000	Electric Power Development Co. Ltd.	4,488,015	5,626,134
409,000	Great Plains Energy Inc.	9,910,101	9,218,860
190,000	Integrys Energy Group Inc.	9,116,030	11,120,700
348,230	Northeast Utilities	6,208,557	14,632,625
68,000	Pepco Holdings Inc.	1,251,704	1,370,880
88,000	Pinnacle West Capital Corp.	3,436,921	4,881,360
180,000	The AES Corp.	2,187,681	2,158,200
25,000	The Southern Co.	745,389	1,103,250
100,000	UNS Energy Corp.	2,588,190	4,473,000

		46,669,967	64,191,559

	Energy and Utilities: Integrated — 4.6%
10,000	Alliant Energy Corp.	254,160	504,200
50,000	Avista Corp.	926,534	1,351,000
38,000	Black Hills Corp.	974,227	1,852,500
80,000	Chubu Electric Power Co. Inc.	1,776,843	1,134,100
390,000	CONSOL Energy Inc.	14,607,514	10,569,000
65,000	Consolidated Edison Inc.	2,562,852	3,790,150
29,000	Dominion Resources Inc.	1,172,167	1,647,780
62,000	Duke Energy Corp.	3,148,211	4,185,000
100,000	Edison SpA†	220,882	65,277
33,000	Endesa SA	887,734	704,879

Shares		Cost	Market Value

329,000	Enel SpA	$1,814,828	$1,032,059
50,000	FirstEnergy Corp.	1,741,708	1,867,000
64,000	Hawaiian Electric Industries Inc.	1,474,626	1,619,840
400,000	Hera SpA	790,927	758,597
81,000	Hokkaido Electric Power Co. Inc.†	1,538,665	1,107,441
84,000	Hokuriku Electric Power Co.	1,482,942	1,319,540
80,000	Iberdrola SA, ADR	2,529,837	1,630,400
135,000	Korea Electric Power Corp., ADR†	1,905,799	1,526,850
89,500	Kyushu Electric Power Co. Inc.†	1,674,848	1,349,990
44,000	MGE Energy Inc.	1,423,329	2,409,440
33,000	National Grid plc, ADR	1,494,823	1,870,110
204,000	NextEra Energy Inc.	7,771,134	16,621,920
132,000	NiSource Inc.	2,763,453	3,780,480
200,000	OGE Energy Corp.	4,795,228	13,640,000
25,000	Ormat Technologies Inc.	375,000	588,000
85,000	Public Service Enterprise Group Inc.	2,567,225	2,776,100
90,000	Shikoku Electric Power Co. Inc.†	1,700,211	1,625,227
105,000	The Chugoku Electric Power Co. Inc.	1,906,715	1,649,425
43,000	The Empire District Electric Co.	926,894	959,330
72,000	The Kansai Electric Power Co. Inc.†	1,405,079	986,570
80,000	Tohoku Electric Power Co. Inc.†	1,263,385	999,395
103,000	Vectren Corp.	2,899,734	3,484,490
195,000	Westar Energy Inc.	3,869,969	6,232,200
56,000	Wisconsin Energy Corp.	910,985	2,295,440
140,000	Xcel Energy Inc.	2,316,806	3,967,600

		79,875,274	101,901,330

	Energy and Utilities: Natural Gas — 3.4%
50,000	AGL Resources Inc.	1,992,389	2,143,000
50,000	Delta Natural Gas Co. Inc.	646,919	1,062,500
39,372	Energy Transfer Partners LP	1,615,309	1,989,861
12,500	Kinder Morgan Energy Partners LP	511,147	1,067,500
158,374	Kinder Morgan Inc.	4,391,817	6,041,968
411,000	National Fuel Gas Co.	12,779,666	23,817,450
268,000	ONEOK Inc.	3,535,867	11,071,080
129,600	Sempra Energy	3,899,619	10,596,096
20,000	South Jersey Industries Inc.	528,861	1,148,200
119,000	Southwest Gas Corp.	3,002,462	5,568,010
262,000	Spectra Energy Corp.	6,455,524	9,028,520
20,000	The Laclede Group Inc.	598,347	913,200

		39,957,927	74,447,385

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities: Oil — 8.8%
81,000	Anadarko Petroleum Corp.	$4,607,646	$6,960,330
36,000	Apache Corp.	1,726,982	3,017,880
215,000	BG Group plc, ADR	1,741,038	3,646,400
178,000	BP plc, ADR	7,853,027	7,429,720
69,000	Chesapeake Energy Corp.	1,382,910	1,406,220
169,000	Chevron Corp.	10,459,454	19,999,460
287,700	ConocoPhillips	13,557,079	17,405,850
74,000	Devon Energy Corp.	3,539,008	3,839,120
140,000	Eni SpA, ADR	5,193,120	5,745,600
200,000	Exxon Mobil Corp.	9,383,212	18,070,000
47,000	Hess Corp.	1,759,250	3,125,030
378,400	Marathon Oil Corp.	8,282,037	13,085,072
185,700	Marathon Petroleum Corp.	5,473,483	13,195,842
111,300	Murphy Oil Corp.	5,856,252	6,777,057
221,100	Occidental Petroleum Corp.	8,463,424	19,728,753
200	PetroChina Co. Ltd., ADR	12,118	22,134
8,000	Petroleo Brasileiro SA, ADR	224,014	107,360
204,850	Phillips 66	5,905,316	12,067,714
220,000	Repsol SA, ADR	4,579,194	4,655,200
220,000	Royal Dutch Shell plc, Cl. A, ADR	11,028,128	14,036,000
640,100	Statoil ASA, ADR	9,846,057	13,243,669
150,000	Total SA, ADR	6,695,880	7,305,000

		127,568,629	194,869,411

	Energy and Utilities: Services — 2.6%
130,000	ABB Ltd., ADR	1,416,640	2,815,800
74,000	Cameron International Corp.†	1,023,208	4,525,840
83,000	Diamond Offshore Drilling Inc.	4,620,415	5,709,570
448,600	Halliburton Co.	12,357,515	18,715,592
10,000	Noble Corp.	254,820	375,800
36,000	Oceaneering International Inc.	856,421	2,599,200
76,000	Rowan Companies plc, Cl. A†	2,738,432	2,589,320
115,000	Schlumberger Ltd.	3,860,342	8,240,900
75,000	Transocean Ltd.	4,261,882	3,596,250
655,000	Weatherford International Ltd.†	11,363,913	8,973,500

		42,753,588	58,141,772

	Energy and Utilities: Water — 0.7%
11,000	American States Water Co.	273,608	590,370
237,000	American Water Works Co. Inc.	5,067,321	9,771,510
70,000	Aqua America Inc.	1,173,684	2,190,300
10,500	Severn Trent plc	266,297	265,742
82,000	SJW Corp.	1,429,698	2,148,400
12,000	The York Water Co.	156,854	228,360

Shares		Cost	Market Value

11,000	United Utilities Group plc, ADR	$308,757	$229,790

		8,676,219	15,424,472

	Entertainment — 1.5%
8,000	Starz, Cl. A†	126,203	176,800
55,000	Take-Two Interactive Software Inc.†	648,794	823,350
86,000	The Madison Square Garden Co., Cl. A†	1,585,820	5,095,500
280,000	Time Warner Inc.	8,867,367	16,189,600
131,000	Viacom Inc., Cl. B	6,429,673	8,914,550
160,000	Vivendi SA	4,201,970	3,030,224
10,000	World Wrestling Entertainment Inc., Cl. A	99,808	103,100

		21,959,635	34,333,124

	Environmental Services — 1.0%
167,200	Progressive Waste Solutions Ltd.	3,494,031	3,596,472
173,000	Republic Services Inc.	5,013,321	5,871,620
26,645	Veolia Environnement SA	331,261	303,158
5,000	Waste Connections Inc.	156,670	205,700
310,000	Waste Management Inc.	10,963,956	12,502,300

		19,959,239	22,479,250

	Equipment and Supplies — 1.4%
99,000	CIRCOR International Inc.	1,898,525	5,035,140
48,000	Graco Inc.	2,481,598	3,034,080
56,000	Lufkin Industries Inc.	636,561	4,954,320
70,000	Mueller Industries Inc.	2,800,854	3,530,100
610,000	RPC Inc.	1,209,264	8,424,100
124,000	Sealed Air Corp.	2,852,936	2,969,800
86,000	Tenaris SA, ADR	3,766,071	3,463,220

		15,645,809	31,410,760

	Financial Services — 14.0%
104,000	Aflac Inc.	5,413,635	6,044,480
441,200	American Express Co.	19,002,793	32,984,112
655,000	American International Group Inc.†	21,193,725	29,278,500
310,000	Bank of America Corp.	2,043,743	3,986,600
8,000	Berkshire Hathaway Inc., Cl. B†	777,990	895,360
21,000	BlackRock Inc.	3,177,923	5,393,850
125,000	Citigroup Inc.	4,513,402	5,996,250
110,000	CME Group Inc.	7,082,901	8,357,800
165,000	Discover Financial Services	2,639,139	7,860,600
101,200	Fidelity National Financial Inc., Cl. A	1,875,375	2,409,572
235,000	First Niagara Financial Group Inc.	3,049,842	2,366,450
50,000	H&R Block Inc.	828,149	1,387,500

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Financial Services (Continued)
20,000	Hartford Financial Services Group Inc.	$392,600	$618,400
25,000	Hong Kong Exchanges and Clearing Ltd.	402,742	377,447
50,000	HSBC Holdings plc, ADR	2,949,940	2,595,000
210,000	Invesco Ltd.	5,026,220	6,678,000
568,000	JPMorgan Chase & Co.	20,103,762	29,984,720
40,000	Kinnevik Investment AB, Cl. B	874,004	1,025,335
175,000	KKR Financial Holdings LLC	1,599,859	1,846,250
403,950	Legg Mason Inc.	10,412,417	12,526,489
45,000	M&T Bank Corp.	2,949,073	5,028,750
270,000	Morgan Stanley	5,421,387	6,596,100
36,000	National Australia Bank Ltd., ADR	854,233	974,700
170,000	New York Community Bancorp Inc.	2,844,696	2,380,000
109,000	Northern Trust Corp.	5,042,673	6,311,100
235,000	SLM Corp.	3,647,074	5,372,100
200,000	State Street Corp.	7,702,602	13,042,000
152,000	T. Rowe Price Group Inc.	6,643,811	11,118,800
736,000	The Bank of New York Mellon Corp.	21,191,676	20,644,800
286,000	The PNC Financial Services Group Inc.	15,398,762	20,855,120
138,000	The Travelers Companies Inc.	4,875,714	11,028,960
130,000	U.S. Bancorp	3,910,683	4,699,500
260,000	Waddell & Reed Financial Inc., Cl. A	5,366,071	11,310,000
628,500	Wells Fargo & Co.	18,770,355	25,938,195
20,000	Willis Group Holdings plc	616,950	815,600
47,000	WR Berkley Corp.	1,768,889	1,920,420

		220,364,810	310,648,860

	Food and Beverage — 12.1%
139,000	Beam Inc.	5,705,698	8,772,290
95,000	Campbell Soup Co.	3,001,746	4,255,050
500,000	China Mengniu Dairy Co. Ltd.	1,245,706	1,788,926
159,000	ConAgra Foods Inc.	3,824,350	5,553,870
34,000	Constellation Brands Inc., Cl. A†	533,862	1,772,080
1,110,000	D.E Master Blenders 1753 NV†	12,174,914	17,771,327
300,082	Danone SA	15,096,110	22,521,969
1,600,000	Davide Campari - Milano SpA	8,168,362	11,589,826
10,000	Diageo plc, ADR	908,150	1,149,500
279,000	Dr Pepper Snapple Group Inc.	6,608,727	12,814,470
549,000	General Mills Inc.	14,068,301	26,642,970
18,000	Heineken Holding NV	747,987	1,009,932
299,000	Hillshire Brands Co.	8,003,327	9,890,920
265,000	ITO EN Ltd.	5,840,946	6,134,705
45,000	Kellogg Co.	2,317,413	2,890,350

Shares		Cost	Market Value

375,000	Kikkoman Corp.	$4,483,113	$6,238,657
237,666	Kraft Foods Group Inc.	7,585,183	13,278,399
788,000	Mondelez International Inc., Cl. A	15,815,278	22,481,640
150,000	Morinaga Milk Industry Co. Ltd.	588,860	438,596
13,000	Nestlé SA	753,053	852,628
12,000	Nestlé SA, ADR	792,672	789,360
168,000	NISSIN FOODS HOLDINGS CO. LTD.	5,735,429	6,800,968
1,610,000	Parmalat SpA	4,833,361	5,029,547
339,450	Parmalat SpA, GDR(b)(c)	981,615	1,058,948
214,000	PepsiCo Inc.	13,748,832	17,503,060
62,000	Pernod-Ricard SA	5,311,274	6,874,990
19,319	Remy Cointreau SA	936,144	2,049,937
46,000	Suntory Beverage & Food Ltd.†	1,466,128	1,437,790
698,000	The Coca-Cola Co.	16,201,456	27,996,780
55,000	The Hershey Co.	2,056,150	4,910,400
30,000	Unilever plc, ADR	960,480	1,213,500
337,000	Yakult Honsha Co. Ltd.	8,718,067	13,965,215

		179,212,694	267,478,600

	Health Care — 6.1%
94,000	Abbott Laboratories	2,428,947	3,278,720
50,000	AbbVie Inc.	1,467,786	2,067,000
74,000	Actavis Inc.†	3,222,038	9,340,280
11,655	Aetna Inc.	685,897	740,559
35,000	AmerisourceBergen Corp.	1,623,918	1,954,050
15,000	Amgen Inc.	1,318,669	1,479,900
236,000	Bristol-Myers Squibb Co.	6,177,273	10,546,840
18,413	Cantel Medical Corp.	535,661	623,648
27,000	Chemed Corp.	1,733,424	1,955,610
10,000	Cigna Corp.	529,926	724,900
251,000	Covidien plc	12,351,323	15,772,840
10,000	DaVita HealthCare Partners Inc.†	1,157,541	1,208,000
100,000	Eli Lilly & Co.	4,323,602	4,912,000
22,000	Endo Health Solutions Inc.†	701,937	809,380
35,000	Express Scripts Holding Co.†	1,921,657	2,159,150
10,000	Gilead Sciences Inc.†	497,373	512,100
12,500	Humana Inc.	830,292	1,054,750
99,000	Johnson & Johnson	6,445,833	8,500,140
13,500	Laboratory Corp. of America Holdings†	1,184,428	1,351,350
100,000	Lexicon Pharmaceuticals Inc.†	214,261	217,000
15,000	McKesson Corp.	1,322,899	1,717,500
26,000	Mead Johnson Nutrition Co.	1,252,735	2,059,980
281,000	Merck & Co. Inc.	10,276,060	13,052,450
40,000	Mylan Inc.†	896,228	1,241,200
20,000	Orthofix International NV†	734,773	538,000

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares			Cost	Market Value

		COMMON STOCKS (Continued)
		Health Care (Continued)
112,500		Owens & Minor Inc.	$2,399,108	$3,805,875
94,000		Patterson Companies Inc.	3,221,793	3,534,400
642,303		Pfizer Inc.	12,101,903	17,990,907
50,000		Quality Systems Inc.	937,890	935,500
60,000		Rochester Medical Corp.†	607,710	883,800
75,000		Sanofi, ADR	2,849,575	3,863,250
55,000		St. Jude Medical Inc.	1,995,562	2,509,650
20,000		Stryker Corp.	1,063,765	1,293,600
15,000		Tenet Healthcare Corp.†	317,800	691,500
46,000		UnitedHealth Group Inc.	2,339,189	3,012,080
10,000		Zimmer Holdings Inc.	632,385	749,400
247,373		Zoetis Inc.	6,015,539	7,641,355

			98,316,700	134,728,664

		Hotels and Gaming — 0.6%
19,000		Accor SA	654,124	668,608
120,000		Boyd Gaming Corp.†	805,607	1,356,000
800,000		Ladbrokes plc	7,280,309	2,432,318
151,000		Las Vegas Sands Corp.	3,949,915	7,992,430
7,500		Wynn Resorts Ltd.	705,214	960,000

			13,395,169	13,409,356

		Machinery — 1.0%
180,000		CNH Global NV	4,309,631	7,498,800
90,500		Deere & Co.	5,168,640	7,353,125
13,000		Kennametal Inc.	525,229	504,790
225,000		Xylem Inc.	6,036,141	6,061,500

			16,039,641	21,418,215

		Metals and Mining — 1.3%
70,000		Agnico Eagle Mines Ltd.	2,686,530	1,927,800
185,000		Alcoa Inc.	1,889,808	1,446,700
20,000		Alliance Holdings GP LP	461,803	1,275,000
8,000		BHP Billiton Ltd., ADR	217,549	461,280
27,000		Franco-Nevada Corp.	1,038,761	966,578
400,000		Freeport-McMoRan Copper & Gold Inc.	9,508,533	11,044,000
16,000	(d)	Labrador Iron Ore Royalty Corp.	549,352	449,406
334,000		Newmont Mining Corp.	17,078,846	10,003,300
40,000		Peabody Energy Corp.	677,113	585,600

			34,108,295	28,159,664

		Paper and Forest Products — 0.7%
334,000		International Paper Co.	9,962,159	14,799,540

		Publishing — 0.2%
133,000		News Corp., Cl. B	3,690,167	4,365,060
20,000		News Corp., Cl. B, New York	315,936	307,600

			4,006,103	4,672,660

Shares		Cost	Market Value

	Real Estate — 0.0%
18,000	Brookfield Asset Management Inc., Cl. A	$186,196	$648,360
1,033	Brookfield Property Partners LP	22,355	20,970

		208,551	669,330

	Retail — 4.0%
5,500	CST Brands Inc.†	161,300	169,455
346,000	CVS Caremark Corp.	11,799,251	19,784,280
142,000	Ingles Markets Inc., Cl. A	1,615,209	3,585,500
207,000	Lowe’s Companies Inc.	5,050,173	8,466,300
105,000	Macy’s Inc.	1,203,699	5,040,000
40,000	Outerwall Inc.†	1,976,376	2,346,800
70,000	Rush Enterprises Inc., Cl. B†	1,042,471	1,506,400
390,000	Safeway Inc.	8,339,471	9,227,400
270,000	Sally Beauty Holdings Inc.†	3,355,517	8,397,000
110,000	Seven & i Holdings Co. Ltd.	3,259,087	4,020,468
73,000	The Home Depot Inc.	2,703,984	5,655,310
226,000	Walgreen Co.	8,089,566	9,989,200
30,000	Wal-Mart Stores Inc.	1,472,276	2,234,700
146,000	Whole Foods Market Inc.	2,286,015	7,516,080

		52,354,395	87,938,893

	Specialty Chemicals — 1.7%
76,000	Air Products & Chemicals Inc.	6,571,027	6,959,320
54,000	Airgas Inc.	3,567,522	5,154,840
77,000	Ashland Inc.	2,235,998	6,429,500
163,000	E. I. du Pont de Nemours and Co.	7,462,443	8,557,500
505,155	Ferro Corp.†	3,861,664	3,510,827
95,000	Olin Corp.	1,739,175	2,272,400
5,000	Praxair Inc.	556,243	575,800
124,000	The Dow Chemical Co.	4,778,495	3,989,080

		30,772,567	37,449,267

	Telecommunications — 4.9%
390,000	AT&T Inc.	11,161,765	13,806,000
225,000	BCE Inc.	5,607,343	9,229,500
39,000	Belgacom SA	1,195,261	874,919
40,000	Bell Aliant Inc.(c)	1,082,414	1,079,240
510,000	Deutsche Telekom AG, ADR	8,739,857	5,946,600
50,000	France Telecom SA, ADR	1,066,613	472,500
195,000	Hellenic Telecommunications Organization SA, ADR†	1,323,723	745,875
44,000	Loral Space & Communications Inc.	1,950,205	2,639,120
160,000	Portugal Telecom SGPS SA	1,842,783	622,706
900,000	Sprint Nextel Corp.†	3,460,726	6,318,000
46,184	Telefonica SA, ADR†	655,066	591,617
160,000	Telekom Austria AG	1,920,779	1,012,990
25,000	Telenet Group Holding NV	1,137,288	1,147,398

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Telecommunications (Continued)
128,870	Telephone & Data Systems Inc.	$3,924,458	$3,176,646
110,000	Telstra Corp. Ltd., ADR	2,014,389	2,402,400
140,000	TELUS Corp.	1,453,591	4,086,600
825,000	Verizon Communications Inc.	28,620,755	41,530,500
40,000	VimpelCom Ltd., ADR	230,241	402,400
430,000	Vodafone Group plc, ADR	11,513,809	12,358,200

		88,901,066	108,443,211

	Transportation — 0.6%
255,500	GATX Corp.	7,626,933	12,118,365
18,200	Kansas City Southern	305,572	1,928,472

		7,932,505	14,046,837

	Wireless Communications — 0.5%
1,000,000	Cable & Wireless Communications plc	615,759	622,833
73,779	Crown Castle International Corp.†	2,349,294	5,340,862
124,000	United States Cellular Corp.	5,499,141	4,549,560

		8,464,194	10,513,255

	TOTAL COMMON STOCKS	1,446,455,829	2,075,863,000

	CONVERTIBLE PREFERRED STOCKS — 0.5%
	Broadcasting — 0.0%
12,588	Emmis Communications Corp., 6.250% Cv. Pfd., Ser. A †	453,121	151,056

	Building and Construction — 0.0%
200	Fleetwood Capital Trust, 6.000% Cv. Pfd. †	6,210	0

	Energy and Utilities — 0.4%
128,000	El Paso Energy Capital Trust I, 4.750% Cv. Pfd.	4,617,789	7,486,720

	Financial Services — 0.0%
1,500	Doral Financial Corp., 4.750% Cv. Pfd. †	202,379	135,300

	Telecommunications — 0.1%
54,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	2,030,988	2,376,000

	TOTAL CONVERTIBLE PREFERRED STOCKS	7,310,487	10,149,076

	PREFERRED STOCKS — 0.0%
	Health Care — 0.0%
35,000	The Phoenix Companies Inc., 7.450% Pfd.	750,523	836,850

Shares		Cost	Market Value

	RIGHTS — 0.0%
	Health Care — 0.0%
50,000	Sanofi, CVR, expire 12/31/20†	$52,250	$96,500

	WARRANTS — 0.1%
	Energy and Utilities: Natural Gas — 0.1%
312,800	Kinder Morgan Inc., expire 05/25/17†	532,926	1,601,536

	Food and Beverage — 0.0%
650	Parmalat SpA, GDR, expire 12/31/15†(b)(c)	0	369

	TOTAL WARRANTS	532,926	1,601,905

Principal Amount

	CORPORATE BONDS — 0.6%
	Aerospace — 0.2%
$1,500,000	GenCorp Inc., Sub. Deb. Cv., 4.063%, 12/31/39	1,359,887	2,765,625

	Diversified Industrial — 0.4%
8,800,000	Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17(c)	8,800,000	9,399,500

	Financial Services — 0.0%
500,000	Janus Capital Group Inc., Cv., 3.250%, 07/15/14	498,338	523,125

	Real Estate — 0.0%
450,000	Palm Harbor Homes Inc., 3.250%, 05/15/24†	422,927	72,562

	TOTAL CORPORATE BONDS	11,081,152	12,760,812

	U.S. GOVERNMENT OBLIGATIONS — 5.2%
116,347,000	U.S. Treasury Bills, 0.040% to 1.000%††, 07/05/13 to 12/05/13	116,327,959	116,332,522

TOTAL INVESTMENTS — 100.0%		$1,582,511,126	2,217,640,665

Other Assets and Liabilities (Net)			(2,787,678)

PREFERRED STOCK (5,603,095 preferred shares outstanding)			(459,257,875)

NET ASSETS — COMMON STOCK (82,827,719 common shares outstanding)			$1,755,595,112

NET ASSET VALUE PER COMMON SHARE ($1,755,595,112 ÷ 82,827,719 shares outstanding)			$21.20

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

(a)

At June 30, 2013, the Fund held an investment in a restricted and illiquid security amounting to $243,256 or 0.01% of total investments, which was valued under methods approved by the Board of Trustees, as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/13 Carrying Value Per Share
159,936,000	Rolls-Royce Holdings plc, Cl. C	04/24/13	$244,472	$0.0015

(b)	Illiquid security.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the market value of Rule 144A securities amounted to $11,538,057 or 0.52% of total investments. Except as noted in (a), these securities are liquid.

(d)	Denoted in units.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
Cv.	Convertible
CVR	Contingent Value Right
GDR	Global Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	83.8%	$1,857,744,075
Europe	13.4	296,863,272
Japan	2.5	54,834,221
Asia/Pacific	0.3	7,553,737
Latin America	0.0	645,360

Total Investments	100.0%	$2,217,640,665

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $1,582,511,126)	$2,217,640,665
Cash	578
Receivable for investments sold	3,084,865
Dividends and interest receivable	4,483,156
Deferred offering expense	133,357
Prepaid expenses	21,976

Total Assets	2,225,364,597

Liabilities:
Distributions payable	186,817
Payable for investments purchased	3,362,054
Payable for investment advisory fees	3,737,178
Payable for payroll expenses	122,681
Payable for accounting fees	7,500
Payable for auction agent fees	2,840,609
Other accrued expenses	254,771

Total Liabilities	10,511,610

Preferred Shares:
Series A Cumulative Preferred Shares (5.875%, $25 liquidation value, $0.001 par value, 3,200,000 shares authorized with 3,048,019 shares issued and outstanding)	76,200,475
Series B Cumulative Preferred Shares (Auction Market, $25,000 liquidation value, $0.001 par value, 4,000 shares authorized with 3,600 shares issued and outstanding)	90,000,000
Series C Cumulative Preferred Shares (Auction Market, $25,000 liquidation value, $0.001 par value, 4,800 shares authorized with 4,320 shares issued and outstanding)	108,000,000
Series D Cumulative Preferred Shares (6.000%, $25 liquidation value, $0.001 par value, 2,600,000 shares authorized with 2,542,296 shares issued and outstanding)	63,557,400
Series E Cumulative Preferred Shares (Auction Rate, $25,000 liquidation value, $0.001 par value, 5,400 shares authorized with 4,860 shares issued and outstanding)	121,500,000

Total Preferred Shares	459,257,875

Net Assets Attributable to Common Shareholders	$1,755,595,112

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$1,218,234,062
Undistributed net investment income	7,913,483
Accumulated net realized loss on investments and foreign currency transactions	(105,677,251)
Net unrealized appreciation on investments	635,129,539
Net unrealized depreciation on foreign currency translations	(4,721)

Net Assets	$1,755,595,112

Net Asset Value per Common Share:
($1,755,595,112 ÷ 82,827,719 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$21.20

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $883,820)	$29,139,288
Interest	356,051

Total Investment Income	29,495,339

Expenses:
Investment advisory fees	10,813,266
Shareholder communications expenses	212,005
Custodian fees	141,298
Trustees’ fees	124,718
Payroll expenses	86,135
Legal and audit fees	38,642
Accounting fees	22,500
Shareholder services fees	21,698
Miscellaneous expenses	123,431

Total Expenses	11,583,693

Less:
Custodian fee credits	(647)

Net Expenses	11,583,046

Net Investment Income	17,912,293

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	53,750,872
Net realized loss on foreign currency transactions	(23,230)

Net realized gain on investments and foreign currency transactions	53,727,642

Net change in unrealized appreciation:
on investments	193,153,681
on foreign currency translations	5,158

Net change in unrealized appreciation on investments and foreign currency translations	193,158,839

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	246,886,481

Net Increase in Net Assets Resulting from Operations	264,798,774

Total Distributions to Preferred Shareholders	(7,417,227)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$257,381,547

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
Operations:
Net investment income	$17,912,293		$39,170,490
Net realized gain on investments and foreign currency transactions	53,727,642		32,956,704
Net change in unrealized appreciation on investments and foreign currency translations	193,158,839		132,458,975

Net Increase in Net Assets Resulting from Operations	264,798,774		204,586,169

Distributions to Preferred Shareholders:
Net investment income	(1,854,307	)*	(7,707,693)
Net realized capital gain	(5,562,920	)*	(6,380,179)

Total Distributions to Preferred Shareholders.	(7,417,227)		(14,087,872)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	257,381,547		190,498,297

Distributions to Common Shareholders:
Net investment Income	(10,552,251	)*	(30,945,264)
Net realized capital gain	(30,033,331	)*	(25,615,493)
Return of capital	—		(22,977,769)

Total Distributions to Common Shareholders	(40,585,582)		(79,538,526)

Fund Share Transactions:
Net decrease from repurchase of common shares	—		(1,559,494)
Recapture of gain on sale of Fund shares	—		2,349

Net Decrease in Net Assets from Fund Share Transactions.	—		(1,557,145)

Net Increase in Net Assets Attributable to Common Shareholders	216,795,965		109,402,626

Net Assets Attributable to Common Shareholders:
Beginning of period	1,538,799,147		1,429,396,521

End of period (including undistributed net investment income of $7,913,483 and $2,407,748, respectively)	$1,755,595,112		$1,538,799,147

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011	2010	2009	2008
Operating Performance:
Net asset value, beginning of period	$18.58		$17.24	$17.64	$15.58	$12.68	$23.57

Net investment income	0.22		0.47	0.38	0.34	0.41	0.55
Net realized and unrealized gain/(loss) on investments, swap contracts, and foreign currency transactions	2.98		2.00	0.28	2.63	3.64	(9.92)

Total from investment operations	3.20		2.47	0.66	2.97	4.05	(9.37)

Distributions to Preferred Shareholders: (a)
Net investment income	(0.02	)*	(0.09)	(0.11)	(0.16)	(0.16)	(0.27)
Net realized gain	(0.07	)*	(0.08)	(0.05)	—	—	(0.00	)(b)

Total distributions to preferred shareholders	(0.09)		(0.17)	(0.16)	(0.16)	(0.16)	(0.27)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	3.11		2.30	0.50	2.81	3.89	(9.64)

Distributions to Common Shareholders:
Net investment income	(0.13	)*	(0.37)	(0.27)	(0.16)	(0.21)	(0.29)
Net realized gain on investments	(0.36	)*	(0.31)	(0.14)	—	—	(0.00	)(b)
Return of capital	—		(0.28)	(0.49)	(0.60)	(0.78)	(0.99)

Total distributions to common shareholders	(0.49)		(0.96)	(0.90)	(0.76)	(0.99)	(1.28)

Fund Share Transactions:
Increase in net asset value from repurchase of common shares	—		0.00 (b)	0.00 (b)	0.01	0.00 (b)	0.01
Increase in net asset value from repurchase of preferred shares	—		—	—	—	0.00 (b)	0.02

Total from Fund share transactions	—		0.00 (b)	0.00 (b)	0.01	0.00 (b)	0.03

Net Asset Value Attributable to Common Shareholders, End of Period	$21.20		$18.58	$17.24	$17.64	$15.58	$12.68

NAV total return †	17.08%		14.40%	3.61%	19.73%	35.49%	(41.27)%

Market value, end of period	$19.31		$16.18	$15.42	$15.36	$13.11	$10.30

Investment total return ††	22.46%		11.38%	6.42%	23.90%	40.35%	(45.63)%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$2,214,853		$1,998,057	$1,888,654	$1,924,427	$1,759,526	$1,521,400
Net assets attributable to common shares, end of period (in 000’s)	$1,755,595		$1,538,799	$1,429,397	$1,465,169	$1,300,268	$1,059,276
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	2.10	%(c)	2.62%	2.12%	2.18%	3.18%	2.94%
Ratio of operating expenses to average net assets attributable to common shares before fees waived	1.36	%(c)	1.41%	1.50%	1.53%	1.66%	1.48%
Ratio of operating expenses to average net assets attributable to common shares net of advisory fee reduction, if any	1.36	%(c)	1.41%	1.40%	1.53%	1.66%	1.17%
Ratio of operating expenses to average net assets including liquidation value of preferred shares before fees waived	1.07	%(c)	1.08%	1.14%	1.14%	1.16%	1.13%
Ratio of operating expenses to average net assets including liquidation value of preferred shares net of advisory fee reduction, if any	1.07	%(c)	1.08%	1.07%	1.14%	1.16%	0.89%
Portfolio turnover rate	7.8%		14.5%	15.0%	19.0%	13.3%	32.0%

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
		2012	2011	2010	2009	2008
5.875% Series A Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$76,200	$76,200	$76,200	$76,201	$76,201	$78,211
Total shares outstanding (in 000’s)	3,048	3,048	3,048	3,048	3,048	3,128
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (d)	$25.72	$25.72	$25.30	$24.98	$23.34	$22.25
Asset coverage per share	$120.57	$108.77	$102.81	$104.76	$95.78	$82.30
Series B Auction Market Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$90,000	$90,000	$90,000	$90,000	$90,000	$90,000
Total shares outstanding (in 000’s)	4	4	4	4	4	4
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Average market value (e)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share	$120,567	$108,766	$102,810	$104,757	$95,781	$82,305
Series C Auction Market Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$108,000	$108,000	$108,000	$108,000	$108,000	$108,000
Total shares outstanding (in 000’s)	4	4	4	4	4	4
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Average market value (e)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share	$120,567	$108,766	$102,810	$104,757	$95,781	$82,305
6.000% Series D Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$63,557	$63,557	$63,557	$63,557	$63,557	$64,413
Total shares outstanding (in 000’s)	2,542	2,542	2,542	2,542	2,542	2,577
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (d)	$27.00	$26.79	$26.09	$25.52	$24.44	$23.99
Asset coverage per share	$120.57	$108.77	$102.81	$104.76	$95.78	$82.30
Series E Auction Rate Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$121,500	$121,500	$121,500	$121,500	$121,500	$121,500
Total shares outstanding (in 000’s)	5	5	5	5	5	5
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Average market value (e)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share	$120,567	$108,766	$102,810	$104,757	$95,781	$82,305
Asset Coverage (f)	482%	435%	411%	419%	383%	329%

†

Based on net asset value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based upon average common shares outstanding on the record dates throughout the period.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)	Based on weekly prices.
(e)	Liquidation value. Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auction.
(f)	Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Dividend & Income Trust (the “Fund”) currently operates as a diversified closed-end management investment company organized as a Delaware statutory trust on November 18, 2003 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on November 28, 2003.

The Fund’s investment objective is to provide a high level of total return on its assets with an emphasis on dividends and income. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income debt securities and securities that are convertible into equity securities).

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Aerospace	$53,876,855	—	$243,256	$54,120,111
Energy and Utilities: Integrated	101,836,053	—	65,277	101,901,330
Food and Beverage	266,040,810	$ 1,437,790	—	267,478,600
Other Industries (a)	1,652,362,959	—	—	1,652,362,959

Total Common Stocks	2,074,116,677	1,437,790	308,533	2,075,863,000

Preferred Stocks (a)	836,850	—	—	836,850
Convertible Preferred Stocks:
Building and Construction	—	—	0	0
Financial Services	—	135,300	—	135,300
Other Industries (a)	10,013,776	—	—	10,013,776

Total Convertible Preferred Stocks	10,013,776	135,300	0	10,149,076

Rights (a)	96,500	—	—	96,500
Warrants (a)	1,601,536	—	369	1,601,905
Corporate Bonds	—	12,688,250	72,562	12,760,812
U.S. Government Obligations	—	116,332,522	—	116,332,522

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,086,665,339	$130,593,862	$381,464	$2,217,640,665

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of achieving additional return or of hedging the value of the Fund’s portfolio, increasing the income of the Fund, hedging or protecting its exposure to interest rate movements and movements in the securities markets, managing risks, protecting the value of its portfolio against uncertainty in the level of future currency exchange rates, or hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Accounting Standards Update (“ASU”) No. 2011-11 “Balance Sheet Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires a fund to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope of ASU 2011-11 includes derivatives and sale and repurchase agreements. The purpose of ASU 2011-11 is to facilitate comparison of financial statements prepared on the basis of GAAP and on the basis of International Financial Reporting Standards. Management is continually evaluating the implications of ASU 2011-11 and its impact on the financial statements and, at this time, has concluded that ASU 2011-11 is not applicable to the Fund because the Fund does not have investments covered under this guidance.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The Fund’s derivative contracts held at June 30, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. Due to the recent amendments to Rule 4.5 under the CEA, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2013, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Under the Fund’s current common share distribution policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Distribution, subject to the maximum federal income tax rate and may cause such gains to be treated as ordinary income. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.875% Series A Preferred Shares, Series B Auction Market Preferred Shares, Series C Auction Market Preferred Shares, 6.000% Series D Cumulative Preferred Shares, and Series E Auction Rate Preferred Shares (“Preferred Shares”) are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2012 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	$56,560,757	$14,087,872
Return of capital	22,977,769	—

Total distributions paid	$79,538,526	$14,087,872

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2012, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$ (104,180,149)
Net unrealized appreciation on investments and foreign currency translations	424,845,172
Qualified late year loss deferral*	(99,938)

Total	$ 320,565,085

*

Under the current law, qualified late year losses realized after October 31 and prior to the Fund’s year end may be elected as occurring on the first day of the following year. For the year ended December 31, 2012, the Fund elected to defer $99,938 of late year losses.

At December 31, 2012, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Capital Loss Carryforward Available through 2017	$78,933,099
Capital Loss Carryforward Available through 2018	25,247,050

Total Capital Loss Carryforwards	$104,180,149

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2013:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,594,767,823	$679,919,145	$(57,046,303)	$622,872,842

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2013, the Fund did not incur any income tax, interest, or penalty. As of June 30, 2013, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2009 through December 31, 2012 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Agreements and Transactions with Affiliates. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Preferred Shares if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate or corresponding swap rate of each particular series of the Preferred Shares for the year. The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate or corresponding swap rate of each particular series of Preferred Shares for the period. For the six months ended June 30, 2013, the Fund’s total return on the NAV of the common shares exceeded the stated dividend rate or corresponding swap rate of the outstanding Preferred Shares. Thus, advisory fees were accrued on these assets.

During the six months ended June 30, 2013, the Fund paid brokerage commissions on security trades of $108,442 to G.research, Inc. (formerly Gabelli & Company, Inc.), an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2013, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2013 the Fund paid or accrued $86,135 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Proxy Voting Committee Chairman receives an annual fee of $1,500, the Nominating Committee Chairman and the Lead Trustee each receive an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2013, other than short term securities and U.S. Government obligations, aggregated $162,825,767 and $224,542,070, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase and retirement of its shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2013, the Fund did not repurchase any common shares of beneficial interest in the open market.

Transactions in shares of beneficial interest were as follows:

	Year Ended December 31, 2012
	Shares	Amount
Net decrease from repurchase of common shares	(97,670)	$(1,559,494)

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares is senior to the common shares and results in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statements of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A, Series B, Series C, Series D, and Series E Preferred Shares at redemption prices of $25, $25,000, $25,000, $25, and $25,000, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

A shelf registration authorizing the offering of an additional $500 million of common or preferred shares or notes was declared effective by the SEC on July 28, 2011.

For Series B, Series C, and Series E Preferred Shares, the dividend rates, as set by the auction process that is generally held every seven days is expected to vary with short term interest rates. Since February 2008, the number of Series B, Series C, and Series E Preferred Shares subject to bid orders by potential holders has been less than the number of shares of Series B, Series C, and Series E Preferred Shares subject to sell orders. Holders that have submitted sell orders have not been able to sell any or all of the Series B, Series C, and Series E Preferred Shares for which they have submitted sell orders. Therefore the weekly auctions have failed, and the dividend rate has been the maximum rate. The current maximum rate for Series B, Series C, and Series E Preferred Shares is 150%, 150%, and 250%, respectively, of the seven day Telerate/British Bankers Association LIBOR rate on the date of such auction. Existing Series B, Series C, and Series E Preferred shareholders may submit an order to hold, bid, or sell such shares on each auction date, or trade their shares in the secondary market. There were no redemptions of Series B, Series C, and Series E Preferred Shares during the six months ended June 30, 2013.

At June 30, 2013, the Fund may redeem in whole or in part the 5.875% Series A and 6.000% Series D Preferred Shares at the redemption price at any time. The Board has authorized the repurchase of Series A and Series D Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2013, the Fund did not repurchase any shares of Series A or Series D Preferred Shares.

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Issued/ Authorized	Number of Shares Outstanding at 06/30/2013	Net Proceeds	2013 Dividend Rate Range	Dividend Rate at 06/30/2013	Accrued Dividend at 06/30/2013
A 5.875%	October 12, 2004	3,200,000	3,048,019	$ 77,280,971	Fixed Rate	5.875%	$62,177
B Auction Market	October 12, 2004	4,000	3,600	98,858,617	1.659% to 1.683%	1.661%	20,763
C Auction Market	October 12, 2004	4,800	4,320	118,630,341	1.659% to 1.686%	1.661%	14,949
D 6.000%	November 3, 2005	2,600,000	2,542,296	62,617,239	Fixed Rate	6.000%	52,964
E Auction Rate	November 3, 2005	5,400	4,860	133,379	2.659% to 2.691%	2.664%	35,964

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

7. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

8. Subsequent Events. At its recent August Board Meeting, the Board approved, subject to shareholder and other regulatory approvals, a spin-off of approximately $100 million of the Fund’s cash and or securities to create a newly formed diversified, closed-end investment company that draws upon the Adviser’s global research capabilities to invest in the equities of SMID (small and mid capitalization value stocks) primarily outside the U.S.

Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Shareholder Meeting – May 13, 2013 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 13, 2013 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Mario J. Gabelli, CFA, Mario d’Urso, and Michael J. Melarkey as Trustees of the Fund. A total of 75,512,447 votes, 75,288,506 votes, and 75,335,994 votes were cast in favor of these Trustees and a total of 1,523,543 votes, 1,747,485 votes, and 1,699,997 votes were withheld for these Trustees, respectively.

Anthony J. Colavita, James P. Conn, Frank J. Fahrenkopf, Jr., Salvatore M. Salibello, Edward T. Tokar, Anthonie C. van Ekris, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 10, 2013, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

It is the policy of The Gabelli Dividend & Income Trust to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder, you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit shares of common stock to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their stock certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

The Gabelli Dividend & Income Trust

c/o Computershare

P.O. Box 43010

Providence, RI 02940-3010

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact Computershare at (800) 336-6983.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name, your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common stock at the time of valuation exceeds the market price of the common stock, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common stock in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common stock exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI 02940–3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.

Shareholders wishing to liquidate shares held at Computershare must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

THE GABELLI DIVIDEND & INCOME TRUST AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Dividend & Income Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

—	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

—

Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Investment Objective:

The Gabelli Dividend & Income Trust is a diversified, closed-end management investment company. The Fund’s investment objective is to seek a high level of total return with an emphasis on dividends and income.

Stock Exchange Listing

	Common	Series A Preferred	Series D Preferred
NYSE–Symbol:	GDV	GDV PrA	GDV PrD
Shares Outstanding:	82,827,719	3,048,019	2,542,296

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGDVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1976 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and an Honorary Doctorate Degree from Roger Williams University in Rhode Island.

Christopher J. Marangi joined G.research, Inc. in 2003 as a research analyst and currently leads the digital research sector team. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Barbara G. Marcin, CFA, joined GAMCO Investors, Inc. in 1999 and currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Prior to joining GAMCO, Ms. Marcin was head of value investments at Citibank Global Asset Management. Ms. Marcin graduated with Distinction as an Echols Scholar from the University of Virginia and holds an MBA degree from Harvard University’s Graduate School of Business.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC and co-manages the Fund. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA from the Wharton School at the University of Pennsylvania.

Jeffrey J. Jonas, CFA, joined G.research, Inc. in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Kevin V. Dreyer joined G.research, Inc. in 2005 as a research analyst covering companies within the consumer sector. Mr. Dreyer now leads the consumer and healthcare and wellness sector teams. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t   800-GABELLI    (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman &

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Mario d’Urso

Former Italian Senator

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Partner,

Avansino, Melarkey, Knobel,

Mulligan & McKenzie

Salvatore M. Salibello, CPA

Partner,

BDO Seidman, LLP

Edward T. Tokar

Senior Managing Director,

Beacon Trust Company

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President &

Acting Chief Compliance Officer

Agnes Mullady

Treasurer & Secretary

Carter W. Austin

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GDV Q2/2013

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed registrants.

Not applicable.

Item 6.  Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated

Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/13 through 01/31/13	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – 82,827,719 Preferred Series A –3,048,019 Preferred Series D – 2,542,296
Month #2 02/01/13 through 02/28/13	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – 82,827,719 Preferred Series A –3,048,019 Preferred Series D – 2,542,296
Month #3 03/01/13 through 03/31/13	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – 82,827,719 Preferred Series A –3,048,019 Preferred Series D – 2,542,296
Month #4 04/01/13 through 04/30/13	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common - 82,827,719 Preferred Series A –3,048,019 Preferred Series D – 2,542,296
Month #5 05/01/13 through 05/31/13	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – 82,827,719 Preferred Series A –3,048,019 Preferred Series D – 2,542,296
Month #6 06/01/13 through 06/30/13	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – 82,827,719 Preferred Series A –3,048,019 Preferred Series D – 2,542,296
Total	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Dividend & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/6/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/6/13

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/6/13

*  Print the name and title of each signing officer under his or her signature.